Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000144085
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	A
Trading Symbol	AHLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.89%	[1]
AssetsNet	$ 1,754,470,394
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 10,065,694
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,754,470,394
# of Portfolio Holdings	13
Portfolio Turnover RateFootnote Reference**	0%
Total Management Fees Paid	$10,065,694
Footnote	Description
Footnote**	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Asset Class Exposure % of VaR*

Table Summary
Value	Value
Currencies	44.1
Commodities	22.8
Stocks	20.1
Bonds and Rates	13.0

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Table Summary
Commodities	Header	% of VaR
Natural Gas	Short	3.6
Crude Oil	Long	2.4
Copper	Long	2.3
Sugar	Short	1.8
RBOB Gasoline	Long	1.5
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.4
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Equities	Header	% of VaR
Russell 2000 Index	Long	1.5
S&P 500 Index	Long	1.5
Euro-STOXX	Long	1.4
FTSE 100	Long	1.3
NASDAQ 100 Index	Long	1.2
Fixed Income	Header	% of VaR
US Treasuries	Short	2.7
SOFR 3Mth Index	Short	2.4
Japanese Bonds	Short	1.9
Australian Bonds	Short	1.5
Korean Bonds	Short	1.0

Holdings Summary

Table Summary
Number of Long Holdings	42
Number of Currency Pairs	37
Number of Short Holdings	23

Top 10 Holdings % of VaR*

Table Summary
Japanese Yen/US Dollar	Short/Long	4.4
Natural Gas	Short	3.6
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Swiss Franc/US Dollar	Short/Long	2.7
US Treasuries	Short	2.7
New Zealand/US Dollar	Short/Long	2.6
Mexican Peso/US Dollar	Long/Short	2.6

Material Fund Change [Text Block]
C000144086
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	C
Trading Symbol	AHLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$136	2.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.63%	[2]
AssetsNet	$ 1,754,470,394
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 10,065,694
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,754,470,394
# of Portfolio Holdings	13
Portfolio Turnover RateFootnote Reference**	0%
Total Management Fees Paid	$10,065,694
Footnote	Description
Footnote**	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Asset Class Exposure % of VaR*

Table Summary
Value	Value
Currencies	44.1
Commodities	22.8
Stocks	20.1
Bonds and Rates	13.0

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Table Summary
Commodities	Header	% of VaR
Natural Gas	Short	3.6
Crude Oil	Long	2.4
Copper	Long	2.3
Sugar	Short	1.8
RBOB Gasoline	Long	1.5
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.4
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Equities	Header	% of VaR
Russell 2000 Index	Long	1.5
S&P 500 Index	Long	1.5
Euro-STOXX	Long	1.4
FTSE 100	Long	1.3
NASDAQ 100 Index	Long	1.2
Fixed Income	Header	% of VaR
US Treasuries	Short	2.7
SOFR 3Mth Index	Short	2.4
Japanese Bonds	Short	1.9
Australian Bonds	Short	1.5
Korean Bonds	Short	1.0

Holdings Summary

Table Summary
Number of Long Holdings	42
Number of Currency Pairs	37
Number of Short Holdings	23

Top 10 Holdings % of VaR*

Table Summary
Japanese Yen/US Dollar	Short/Long	4.4
Natural Gas	Short	3.6
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Swiss Franc/US Dollar	Short/Long	2.7
US Treasuries	Short	2.7
New Zealand/US Dollar	Short/Long	2.6
Mexican Peso/US Dollar	Long/Short	2.6

Material Fund Change [Text Block]
C000144089
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	Investor
Trading Symbol	AHLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.94%	[3]
AssetsNet	$ 1,754,470,394
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 10,065,694
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,754,470,394
# of Portfolio Holdings	13
Portfolio Turnover RateFootnote Reference**	0%
Total Management Fees Paid	$10,065,694
Footnote	Description
Footnote**	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Asset Class Exposure % of VaR*

Table Summary
Value	Value
Currencies	44.1
Commodities	22.8
Stocks	20.1
Bonds and Rates	13.0

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Table Summary
Commodities	Header	% of VaR
Natural Gas	Short	3.6
Crude Oil	Long	2.4
Copper	Long	2.3
Sugar	Short	1.8
RBOB Gasoline	Long	1.5
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.4
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Equities	Header	% of VaR
Russell 2000 Index	Long	1.5
S&P 500 Index	Long	1.5
Euro-STOXX	Long	1.4
FTSE 100	Long	1.3
NASDAQ 100 Index	Long	1.2
Fixed Income	Header	% of VaR
US Treasuries	Short	2.7
SOFR 3Mth Index	Short	2.4
Japanese Bonds	Short	1.9
Australian Bonds	Short	1.5
Korean Bonds	Short	1.0

Holdings Summary

Table Summary
Number of Long Holdings	42
Number of Currency Pairs	37
Number of Short Holdings	23

Top 10 Holdings % of VaR*

Table Summary
Japanese Yen/US Dollar	Short/Long	4.4
Natural Gas	Short	3.6
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Swiss Franc/US Dollar	Short/Long	2.7
US Treasuries	Short	2.7
New Zealand/US Dollar	Short/Long	2.6
Mexican Peso/US Dollar	Long/Short	2.6

Material Fund Change [Text Block]
C000144088
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	R5
Trading Symbol	AHLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$80	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.54%	[4]
AssetsNet	$ 1,754,470,394
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 10,065,694
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,754,470,394
# of Portfolio Holdings	13
Portfolio Turnover RateFootnote Reference**	0%
Total Management Fees Paid	$10,065,694
Footnote	Description
Footnote**	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Asset Class Exposure % of VaR*

Table Summary
Value	Value
Currencies	44.1
Commodities	22.8
Stocks	20.1
Bonds and Rates	13.0

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Table Summary
Commodities	Header	% of VaR
Natural Gas	Short	3.6
Crude Oil	Long	2.4
Copper	Long	2.3
Sugar	Short	1.8
RBOB Gasoline	Long	1.5
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.4
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Equities	Header	% of VaR
Russell 2000 Index	Long	1.5
S&P 500 Index	Long	1.5
Euro-STOXX	Long	1.4
FTSE 100	Long	1.3
NASDAQ 100 Index	Long	1.2
Fixed Income	Header	% of VaR
US Treasuries	Short	2.7
SOFR 3Mth Index	Short	2.4
Japanese Bonds	Short	1.9
Australian Bonds	Short	1.5
Korean Bonds	Short	1.0

Holdings Summary

Table Summary
Number of Long Holdings	42
Number of Currency Pairs	37
Number of Short Holdings	23

Top 10 Holdings % of VaR*

Table Summary
Japanese Yen/US Dollar	Short/Long	4.4
Natural Gas	Short	3.6
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Swiss Franc/US Dollar	Short/Long	2.7
US Treasuries	Short	2.7
New Zealand/US Dollar	Short/Long	2.6
Mexican Peso/US Dollar	Long/Short	2.6

Material Fund Change [Text Block]
C000144087
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	Y
Trading Symbol	AHLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$86	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.65%	[5]
AssetsNet	$ 1,754,470,394
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 10,065,694
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,754,470,394
# of Portfolio Holdings	13
Portfolio Turnover RateFootnote Reference**	0%
Total Management Fees Paid	$10,065,694
Footnote	Description
Footnote**	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Asset Class Exposure % of VaR*

Table Summary
Value	Value
Currencies	44.1
Commodities	22.8
Stocks	20.1
Bonds and Rates	13.0

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Table Summary
Commodities	Header	% of VaR
Natural Gas	Short	3.6
Crude Oil	Long	2.4
Copper	Long	2.3
Sugar	Short	1.8
RBOB Gasoline	Long	1.5
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.4
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Equities	Header	% of VaR
Russell 2000 Index	Long	1.5
S&P 500 Index	Long	1.5
Euro-STOXX	Long	1.4
FTSE 100	Long	1.3
NASDAQ 100 Index	Long	1.2
Fixed Income	Header	% of VaR
US Treasuries	Short	2.7
SOFR 3Mth Index	Short	2.4
Japanese Bonds	Short	1.9
Australian Bonds	Short	1.5
Korean Bonds	Short	1.0

Holdings Summary

Table Summary
Number of Long Holdings	42
Number of Currency Pairs	37
Number of Short Holdings	23

Top 10 Holdings % of VaR*

Table Summary
Japanese Yen/US Dollar	Short/Long	4.4
Natural Gas	Short	3.6
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Swiss Franc/US Dollar	Short/Long	2.7
US Treasuries	Short	2.7
New Zealand/US Dollar	Short/Long	2.6
Mexican Peso/US Dollar	Long/Short	2.6

Material Fund Change [Text Block]
C000213183
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	A
Trading Symbol	AHTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.44%	[6]
AssetsNet	$ 135,087,600
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 600,741
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$135,087,600
# of Portfolio Holdings	20
Portfolio Turnover Rate	52%
Total Management Fees Paid	$600,741

Holdings [Text Block]

Asset Class Exposure % of VaR*

Table Summary
Header	Net (%)	% of VaR
Stocks	61.3	41.7
Inflation	62.9	33.4
Credit	78.0	3.9
Bonds and Rates	50.5	20.9

3-Year Risk Summary

Table Summary
Value	Value
Standard Deviation	10.66
Sharpe Ratio	0.46

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

Table Summary
BBG Commodity ex-Agriculturals Index	Long	21.2
US Treasuries	Long	9.6
S&P 500 Index	Long	7.2
Gilts	Long	5.4
NASDAQ 100 Index	Long	4.7
Tokyo Stock Exchange Index	Long	4.6
Euro-STOXX	Long	3.5
Nikkei	Long	3.5
FTSE 100	Long	3.4
S&P TSX 60 Index	Long	3.4

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000213182
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	C
Trading Symbol	AHACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	2.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.38%	[7]
AssetsNet	$ 135,087,600
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 600,741
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$135,087,600
# of Portfolio Holdings	20
Portfolio Turnover Rate	52%
Total Management Fees Paid	$600,741

Holdings [Text Block]

Asset Class Exposure % of VaR*

Table Summary
Header	Net (%)	% of VaR
Stocks	61.3	41.7
Inflation	62.9	33.4
Credit	78.0	3.9
Bonds and Rates	50.5	20.9

3-Year Risk Summary

Table Summary
Value	Value
Standard Deviation	10.66
Sharpe Ratio	0.46

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

Table Summary
BBG Commodity ex-Agriculturals Index	Long	21.2
US Treasuries	Long	9.6
S&P 500 Index	Long	7.2
Gilts	Long	5.4
NASDAQ 100 Index	Long	4.7
Tokyo Stock Exchange Index	Long	4.6
Euro-STOXX	Long	3.5
Nikkei	Long	3.5
FTSE 100	Long	3.4
S&P TSX 60 Index	Long	3.4

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000207202
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	Investor
Trading Symbol	AHTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$90	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%	[8]
AssetsNet	$ 135,087,600
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 600,741
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$135,087,600
# of Portfolio Holdings	20
Portfolio Turnover Rate	52%
Total Management Fees Paid	$600,741

Holdings [Text Block]

Asset Class Exposure % of VaR*

Table Summary
Header	Net (%)	% of VaR
Stocks	61.3	41.7
Inflation	62.9	33.4
Credit	78.0	3.9
Bonds and Rates	50.5	20.9

3-Year Risk Summary

Table Summary
Value	Value
Standard Deviation	10.66
Sharpe Ratio	0.46

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

Table Summary
BBG Commodity ex-Agriculturals Index	Long	21.2
US Treasuries	Long	9.6
S&P 500 Index	Long	7.2
Gilts	Long	5.4
NASDAQ 100 Index	Long	4.7
Tokyo Stock Exchange Index	Long	4.6
Euro-STOXX	Long	3.5
Nikkei	Long	3.5
FTSE 100	Long	3.4
S&P TSX 60 Index	Long	3.4

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000207200
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	R5
Trading Symbol	AHTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$53	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[9]
AssetsNet	$ 135,087,600
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 600,741
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$135,087,600
# of Portfolio Holdings	20
Portfolio Turnover Rate	52%
Total Management Fees Paid	$600,741

Holdings [Text Block]

Asset Class Exposure % of VaR*

Table Summary
Header	Net (%)	% of VaR
Stocks	61.3	41.7
Inflation	62.9	33.4
Credit	78.0	3.9
Bonds and Rates	50.5	20.9

3-Year Risk Summary

Table Summary
Value	Value
Standard Deviation	10.66
Sharpe Ratio	0.46

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

Table Summary
BBG Commodity ex-Agriculturals Index	Long	21.2
US Treasuries	Long	9.6
S&P 500 Index	Long	7.2
Gilts	Long	5.4
NASDAQ 100 Index	Long	4.7
Tokyo Stock Exchange Index	Long	4.6
Euro-STOXX	Long	3.5
Nikkei	Long	3.5
FTSE 100	Long	3.4
S&P TSX 60 Index	Long	3.4

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000207201
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	Y
Trading Symbol	AHTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$71	1.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%	[10]
AssetsNet	$ 135,087,600
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 600,741
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$135,087,600
# of Portfolio Holdings	20
Portfolio Turnover Rate	52%
Total Management Fees Paid	$600,741

Holdings [Text Block]

Asset Class Exposure % of VaR*

Table Summary
Header	Net (%)	% of VaR
Stocks	61.3	41.7
Inflation	62.9	33.4
Credit	78.0	3.9
Bonds and Rates	50.5	20.9

3-Year Risk Summary

Table Summary
Value	Value
Standard Deviation	10.66
Sharpe Ratio	0.46

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

Table Summary
BBG Commodity ex-Agriculturals Index	Long	21.2
US Treasuries	Long	9.6
S&P 500 Index	Long	7.2
Gilts	Long	5.4
NASDAQ 100 Index	Long	4.7
Tokyo Stock Exchange Index	Long	4.6
Euro-STOXX	Long	3.5
Nikkei	Long	3.5
FTSE 100	Long	3.4
S&P TSX 60 Index	Long	3.4

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000162332
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	A
Trading Symbol	BLYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%	[11]
AssetsNet	$ 219,610,633
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 532,314
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$219,610,633
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Management Fees Paid	$532,314

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	97.3
Investment Companies	2.7
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.6
Utilities	1.1
Consumer Staples	1.7
Consumer Discretionary	4.8
Financials	5.4
Industrials	6.7
Health Care	9.1
Communication Services	13.1
Information Technology	57.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Alphabet, Inc., Class A	8.2
NVIDIA Corp.	5.9
Microsoft Corp.	4.7
Apple, Inc.	4.7
Advanced Micro Devices, Inc.	3.9
Amazon.com, Inc.	3.4
Fortinet, Inc.	3.2
Applied Materials, Inc.	3.2
Mastercard, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000162333
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	C
Trading Symbol	BLYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.83%	[12]
AssetsNet	$ 219,610,633
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 532,314
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$219,610,633
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Management Fees Paid	$532,314

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	97.3
Investment Companies	2.7
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.6
Utilities	1.1
Consumer Staples	1.7
Consumer Discretionary	4.8
Financials	5.4
Industrials	6.7
Health Care	9.1
Communication Services	13.1
Information Technology	57.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Alphabet, Inc., Class A	8.2
NVIDIA Corp.	5.9
Microsoft Corp.	4.7
Apple, Inc.	4.7
Advanced Micro Devices, Inc.	3.9
Amazon.com, Inc.	3.4
Fortinet, Inc.	3.2
Applied Materials, Inc.	3.2
Mastercard, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000162335
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	Investor
Trading Symbol	BLYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.12%	[13]
AssetsNet	$ 219,610,633
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 532,314
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$219,610,633
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Management Fees Paid	$532,314

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	97.3
Investment Companies	2.7
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.6
Utilities	1.1
Consumer Staples	1.7
Consumer Discretionary	4.8
Financials	5.4
Industrials	6.7
Health Care	9.1
Communication Services	13.1
Information Technology	57.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Alphabet, Inc., Class A	8.2
NVIDIA Corp.	5.9
Microsoft Corp.	4.7
Apple, Inc.	4.7
Advanced Micro Devices, Inc.	3.9
Amazon.com, Inc.	3.4
Fortinet, Inc.	3.2
Applied Materials, Inc.	3.2
Mastercard, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000162334
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	R5
Trading Symbol	BRLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$43	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[14]
AssetsNet	$ 219,610,633
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 532,314
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$219,610,633
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Management Fees Paid	$532,314

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	97.3
Investment Companies	2.7
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.6
Utilities	1.1
Consumer Staples	1.7
Consumer Discretionary	4.8
Financials	5.4
Industrials	6.7
Health Care	9.1
Communication Services	13.1
Information Technology	57.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Alphabet, Inc., Class A	8.2
NVIDIA Corp.	5.9
Microsoft Corp.	4.7
Apple, Inc.	4.7
Advanced Micro Devices, Inc.	3.9
Amazon.com, Inc.	3.4
Fortinet, Inc.	3.2
Applied Materials, Inc.	3.2
Mastercard, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000202403
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	R6
Trading Symbol	BLYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[15]
AssetsNet	$ 219,610,633
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 532,314
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$219,610,633
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Management Fees Paid	$532,314

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	97.3
Investment Companies	2.7
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.6
Utilities	1.1
Consumer Staples	1.7
Consumer Discretionary	4.8
Financials	5.4
Industrials	6.7
Health Care	9.1
Communication Services	13.1
Information Technology	57.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Alphabet, Inc., Class A	8.2
NVIDIA Corp.	5.9
Microsoft Corp.	4.7
Apple, Inc.	4.7
Advanced Micro Devices, Inc.	3.9
Amazon.com, Inc.	3.4
Fortinet, Inc.	3.2
Applied Materials, Inc.	3.2
Mastercard, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000162336
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	Y
Trading Symbol	BLYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$45	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[16]
AssetsNet	$ 219,610,633
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 532,314
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$219,610,633
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Management Fees Paid	$532,314

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	97.3
Investment Companies	2.7
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.6
Utilities	1.1
Consumer Staples	1.7
Consumer Discretionary	4.8
Financials	5.4
Industrials	6.7
Health Care	9.1
Communication Services	13.1
Information Technology	57.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Alphabet, Inc., Class A	8.2
NVIDIA Corp.	5.9
Microsoft Corp.	4.7
Apple, Inc.	4.7
Advanced Micro Devices, Inc.	3.9
Amazon.com, Inc.	3.4
Fortinet, Inc.	3.2
Applied Materials, Inc.	3.2
Mastercard, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110036
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	A
Trading Symbol	BWLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.03%	[17]
AssetsNet	$ 257,694,096
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 638,462
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$257,694,096
# of Portfolio Holdings	108
Portfolio Turnover Rate	11%
Total Management Fees Paid	$638,462

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	94.7
Investment Companies	4.5
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Staples	0.8
Real Estate	0.9
Energy	2.5
Materials	4.0
Consumer Discretionary	5.3
Communication Services	5.3
Industrials	13.7
Health Care	20.6
Information Technology	22.1
Financials	24.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Cisco Systems, Inc.	3.4
Alphabet, Inc., Class A	3.3
Johnson & Johnson	3.1
Advanced Micro Devices, Inc.	2.8
Cummins, Inc.	2.6
Teradyne, Inc.	2.4
eBay, Inc.	2.3
Gilead Sciences, Inc.	2.3
Citizens Financial Group, Inc.	2.3
Merck & Co., Inc.	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110037
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	C
Trading Symbol	BWLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.81%	[18]
AssetsNet	$ 257,694,096
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 638,462
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$257,694,096
# of Portfolio Holdings	108
Portfolio Turnover Rate	11%
Total Management Fees Paid	$638,462

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	94.7
Investment Companies	4.5
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Staples	0.8
Real Estate	0.9
Energy	2.5
Materials	4.0
Consumer Discretionary	5.3
Communication Services	5.3
Industrials	13.7
Health Care	20.6
Information Technology	22.1
Financials	24.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Cisco Systems, Inc.	3.4
Alphabet, Inc., Class A	3.3
Johnson & Johnson	3.1
Advanced Micro Devices, Inc.	2.8
Cummins, Inc.	2.6
Teradyne, Inc.	2.4
eBay, Inc.	2.3
Gilead Sciences, Inc.	2.3
Citizens Financial Group, Inc.	2.3
Merck & Co., Inc.	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110040
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	Investor
Trading Symbol	BWLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%	[19]
AssetsNet	$ 257,694,096
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 638,462
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$257,694,096
# of Portfolio Holdings	108
Portfolio Turnover Rate	11%
Total Management Fees Paid	$638,462

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	94.7
Investment Companies	4.5
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Staples	0.8
Real Estate	0.9
Energy	2.5
Materials	4.0
Consumer Discretionary	5.3
Communication Services	5.3
Industrials	13.7
Health Care	20.6
Information Technology	22.1
Financials	24.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Cisco Systems, Inc.	3.4
Alphabet, Inc., Class A	3.3
Johnson & Johnson	3.1
Advanced Micro Devices, Inc.	2.8
Cummins, Inc.	2.6
Teradyne, Inc.	2.4
eBay, Inc.	2.3
Gilead Sciences, Inc.	2.3
Citizens Financial Group, Inc.	2.3
Merck & Co., Inc.	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110038
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	R5
Trading Symbol	BRLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$39	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%	[20]
AssetsNet	$ 257,694,096
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 638,462
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$257,694,096
# of Portfolio Holdings	108
Portfolio Turnover Rate	11%
Total Management Fees Paid	$638,462

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	94.7
Investment Companies	4.5
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Staples	0.8
Real Estate	0.9
Energy	2.5
Materials	4.0
Consumer Discretionary	5.3
Communication Services	5.3
Industrials	13.7
Health Care	20.6
Information Technology	22.1
Financials	24.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Cisco Systems, Inc.	3.4
Alphabet, Inc., Class A	3.3
Johnson & Johnson	3.1
Advanced Micro Devices, Inc.	2.8
Cummins, Inc.	2.6
Teradyne, Inc.	2.4
eBay, Inc.	2.3
Gilead Sciences, Inc.	2.3
Citizens Financial Group, Inc.	2.3
Merck & Co., Inc.	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000190448
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	R6
Trading Symbol	BWLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[21]
AssetsNet	$ 257,694,096
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 638,462
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$257,694,096
# of Portfolio Holdings	108
Portfolio Turnover Rate	11%
Total Management Fees Paid	$638,462

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	94.7
Investment Companies	4.5
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Staples	0.8
Real Estate	0.9
Energy	2.5
Materials	4.0
Consumer Discretionary	5.3
Communication Services	5.3
Industrials	13.7
Health Care	20.6
Information Technology	22.1
Financials	24.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Cisco Systems, Inc.	3.4
Alphabet, Inc., Class A	3.3
Johnson & Johnson	3.1
Advanced Micro Devices, Inc.	2.8
Cummins, Inc.	2.6
Teradyne, Inc.	2.4
eBay, Inc.	2.3
Gilead Sciences, Inc.	2.3
Citizens Financial Group, Inc.	2.3
Merck & Co., Inc.	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110039
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	Y
Trading Symbol	BWLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$43	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%	[22]
AssetsNet	$ 257,694,096
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 638,462
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$257,694,096
# of Portfolio Holdings	108
Portfolio Turnover Rate	11%
Total Management Fees Paid	$638,462

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	94.7
Investment Companies	4.5
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Staples	0.8
Real Estate	0.9
Energy	2.5
Materials	4.0
Consumer Discretionary	5.3
Communication Services	5.3
Industrials	13.7
Health Care	20.6
Information Technology	22.1
Financials	24.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Cisco Systems, Inc.	3.4
Alphabet, Inc., Class A	3.3
Johnson & Johnson	3.1
Advanced Micro Devices, Inc.	2.8
Cummins, Inc.	2.6
Teradyne, Inc.	2.4
eBay, Inc.	2.3
Gilead Sciences, Inc.	2.3
Citizens Financial Group, Inc.	2.3
Merck & Co., Inc.	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110032
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	A
Trading Symbol	SMFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[23]
AssetsNet	$ 772,979,499
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,555,380
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$772,979,499
# of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Management Fees Paid	$2,555,380

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.9
Investment Companies	3.5
Foreign Common Stocks	2.2
Securities Lending Collateral	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.5
Utilities	1.2
Communication Services	4.2
Energy	5.5
Financials	7.5
Consumer Discretionary	12.5
Health Care	14.0
Industrials	25.1
Information Technology	29.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Coherent Corp.	1.9
RBC Bearings, Inc.	1.9
Teradyne, Inc.	1.9
Vertiv Holdings Co., Class A	1.9
Astera Labs, Inc.	1.9
Ross Stores, Inc.	1.8
Axon Enterprise, Inc.	1.8
FirstCash Holdings, Inc.	1.8
TechnipFMC PLC	1.7
Exelixis, Inc.	1.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110033
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	C
Trading Symbol	SMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.94%	[24]
AssetsNet	$ 772,979,499
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,555,380
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$772,979,499
# of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Management Fees Paid	$2,555,380

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.9
Investment Companies	3.5
Foreign Common Stocks	2.2
Securities Lending Collateral	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.5
Utilities	1.2
Communication Services	4.2
Energy	5.5
Financials	7.5
Consumer Discretionary	12.5
Health Care	14.0
Industrials	25.1
Information Technology	29.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Coherent Corp.	1.9
RBC Bearings, Inc.	1.9
Teradyne, Inc.	1.9
Vertiv Holdings Co., Class A	1.9
Astera Labs, Inc.	1.9
Ross Stores, Inc.	1.8
Axon Enterprise, Inc.	1.8
FirstCash Holdings, Inc.	1.8
TechnipFMC PLC	1.7
Exelixis, Inc.	1.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110031
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	Investor
Trading Symbol	STMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%	[25]
AssetsNet	$ 772,979,499
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,555,380
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$772,979,499
# of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Management Fees Paid	$2,555,380

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.9
Investment Companies	3.5
Foreign Common Stocks	2.2
Securities Lending Collateral	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.5
Utilities	1.2
Communication Services	4.2
Energy	5.5
Financials	7.5
Consumer Discretionary	12.5
Health Care	14.0
Industrials	25.1
Information Technology	29.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Coherent Corp.	1.9
RBC Bearings, Inc.	1.9
Teradyne, Inc.	1.9
Vertiv Holdings Co., Class A	1.9
Astera Labs, Inc.	1.9
Ross Stores, Inc.	1.8
Axon Enterprise, Inc.	1.8
FirstCash Holdings, Inc.	1.8
TechnipFMC PLC	1.7
Exelixis, Inc.	1.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110034
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	R5
Trading Symbol	SFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$47	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[26]
AssetsNet	$ 772,979,499
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,555,380
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$772,979,499
# of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Management Fees Paid	$2,555,380

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.9
Investment Companies	3.5
Foreign Common Stocks	2.2
Securities Lending Collateral	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.5
Utilities	1.2
Communication Services	4.2
Energy	5.5
Financials	7.5
Consumer Discretionary	12.5
Health Care	14.0
Industrials	25.1
Information Technology	29.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Coherent Corp.	1.9
RBC Bearings, Inc.	1.9
Teradyne, Inc.	1.9
Vertiv Holdings Co., Class A	1.9
Astera Labs, Inc.	1.9
Ross Stores, Inc.	1.8
Axon Enterprise, Inc.	1.8
FirstCash Holdings, Inc.	1.8
TechnipFMC PLC	1.7
Exelixis, Inc.	1.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000210485
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	R6
Trading Symbol	SFMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[27]
AssetsNet	$ 772,979,499
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,555,380
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$772,979,499
# of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Management Fees Paid	$2,555,380

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.9
Investment Companies	3.5
Foreign Common Stocks	2.2
Securities Lending Collateral	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.5
Utilities	1.2
Communication Services	4.2
Energy	5.5
Financials	7.5
Consumer Discretionary	12.5
Health Care	14.0
Industrials	25.1
Information Technology	29.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Coherent Corp.	1.9
RBC Bearings, Inc.	1.9
Teradyne, Inc.	1.9
Vertiv Holdings Co., Class A	1.9
Astera Labs, Inc.	1.9
Ross Stores, Inc.	1.8
Axon Enterprise, Inc.	1.8
FirstCash Holdings, Inc.	1.8
TechnipFMC PLC	1.7
Exelixis, Inc.	1.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110035
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	Y
Trading Symbol	SMFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[28]
AssetsNet	$ 772,979,499
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,555,380
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$772,979,499
# of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Management Fees Paid	$2,555,380

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.9
Investment Companies	3.5
Foreign Common Stocks	2.2
Securities Lending Collateral	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.5
Utilities	1.2
Communication Services	4.2
Energy	5.5
Financials	7.5
Consumer Discretionary	12.5
Health Care	14.0
Industrials	25.1
Information Technology	29.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Coherent Corp.	1.9
RBC Bearings, Inc.	1.9
Teradyne, Inc.	1.9
Vertiv Holdings Co., Class A	1.9
Astera Labs, Inc.	1.9
Ross Stores, Inc.	1.8
Axon Enterprise, Inc.	1.8
FirstCash Holdings, Inc.	1.8
TechnipFMC PLC	1.7
Exelixis, Inc.	1.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110026
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	A
Trading Symbol	SPWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.28%	[29]
AssetsNet	$ 553,246,757
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,029,940
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$553,246,757
# of Portfolio Holdings	104
Portfolio Turnover Rate	26%
Total Management Fees Paid	$2,029,940

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	88.2
Foreign Common Stocks	7.7
Investment Companies	2.3
Securities Lending Collateral	1.8

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	1.5
Energy	5.8
Consumer Discretionary	10.4
Financials	11.1
Health Care	19.3
Industrials	24.5
Information Technology	27.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
Powell Industries, Inc.	1.9
Xometry, Inc., Class A	1.9
FirstCash Holdings, Inc.	1.8
EZCORP, Inc., Class A	1.8
RBC Bearings, Inc.	1.8
VSE Corp.	1.8
MACOM Technology Solutions Holdings, Inc.	1.7
nLight, Inc.	1.6
Exelixis, Inc.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110027
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	C
Trading Symbol	SPWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.06%	[30]
AssetsNet	$ 553,246,757
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,029,940
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$553,246,757
# of Portfolio Holdings	104
Portfolio Turnover Rate	26%
Total Management Fees Paid	$2,029,940

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	88.2
Foreign Common Stocks	7.7
Investment Companies	2.3
Securities Lending Collateral	1.8

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	1.5
Energy	5.8
Consumer Discretionary	10.4
Financials	11.1
Health Care	19.3
Industrials	24.5
Information Technology	27.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
Powell Industries, Inc.	1.9
Xometry, Inc., Class A	1.9
FirstCash Holdings, Inc.	1.8
EZCORP, Inc., Class A	1.8
RBC Bearings, Inc.	1.8
VSE Corp.	1.8
MACOM Technology Solutions Holdings, Inc.	1.7
nLight, Inc.	1.6
Exelixis, Inc.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110030
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	Investor
Trading Symbol	STSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$68	1.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.27%	[31]
AssetsNet	$ 553,246,757
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,029,940
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$553,246,757
# of Portfolio Holdings	104
Portfolio Turnover Rate	26%
Total Management Fees Paid	$2,029,940

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	88.2
Foreign Common Stocks	7.7
Investment Companies	2.3
Securities Lending Collateral	1.8

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	1.5
Energy	5.8
Consumer Discretionary	10.4
Financials	11.1
Health Care	19.3
Industrials	24.5
Information Technology	27.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
Powell Industries, Inc.	1.9
Xometry, Inc., Class A	1.9
FirstCash Holdings, Inc.	1.8
EZCORP, Inc., Class A	1.8
RBC Bearings, Inc.	1.8
VSE Corp.	1.8
MACOM Technology Solutions Holdings, Inc.	1.7
nLight, Inc.	1.6
Exelixis, Inc.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110028
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	R5
Trading Symbol	STSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$53	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[32]
AssetsNet	$ 553,246,757
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,029,940
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$553,246,757
# of Portfolio Holdings	104
Portfolio Turnover Rate	26%
Total Management Fees Paid	$2,029,940

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	88.2
Foreign Common Stocks	7.7
Investment Companies	2.3
Securities Lending Collateral	1.8

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	1.5
Energy	5.8
Consumer Discretionary	10.4
Financials	11.1
Health Care	19.3
Industrials	24.5
Information Technology	27.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
Powell Industries, Inc.	1.9
Xometry, Inc., Class A	1.9
FirstCash Holdings, Inc.	1.8
EZCORP, Inc., Class A	1.8
RBC Bearings, Inc.	1.8
VSE Corp.	1.8
MACOM Technology Solutions Holdings, Inc.	1.7
nLight, Inc.	1.6
Exelixis, Inc.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000213181
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	R6
Trading Symbol	STSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%	[33]
AssetsNet	$ 553,246,757
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,029,940
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$553,246,757
# of Portfolio Holdings	104
Portfolio Turnover Rate	26%
Total Management Fees Paid	$2,029,940

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	88.2
Foreign Common Stocks	7.7
Investment Companies	2.3
Securities Lending Collateral	1.8

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	1.5
Energy	5.8
Consumer Discretionary	10.4
Financials	11.1
Health Care	19.3
Industrials	24.5
Information Technology	27.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
Powell Industries, Inc.	1.9
Xometry, Inc., Class A	1.9
FirstCash Holdings, Inc.	1.8
EZCORP, Inc., Class A	1.8
RBC Bearings, Inc.	1.8
VSE Corp.	1.8
MACOM Technology Solutions Holdings, Inc.	1.7
nLight, Inc.	1.6
Exelixis, Inc.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110029
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	Y
Trading Symbol	SPWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$57	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%	[34]
AssetsNet	$ 553,246,757
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,029,940
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$553,246,757
# of Portfolio Holdings	104
Portfolio Turnover Rate	26%
Total Management Fees Paid	$2,029,940

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	88.2
Foreign Common Stocks	7.7
Investment Companies	2.3
Securities Lending Collateral	1.8

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	1.5
Energy	5.8
Consumer Discretionary	10.4
Financials	11.1
Health Care	19.3
Industrials	24.5
Information Technology	27.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
Powell Industries, Inc.	1.9
Xometry, Inc., Class A	1.9
FirstCash Holdings, Inc.	1.8
EZCORP, Inc., Class A	1.8
RBC Bearings, Inc.	1.8
VSE Corp.	1.8
MACOM Technology Solutions Holdings, Inc.	1.7
nLight, Inc.	1.6
Exelixis, Inc.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]

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